Restatement of Previously Issued Financial Statements (Tables)	5 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$376,272,470	$—	$376,272,470
Liabilities and Shareholders’ Equity
Total current liabilities	$122,735	$—	$122,735
Deferred underwriting commissions	13,125,000	—	13,125,000
Derivative warrant liabilities	—	28,500,590	28,500,590
Total liabilities	13,247,735	28,500,590	41,748,325
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	358,024,730	(28,500,590)	329,524,140
Shareholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	170	285	455
Class B ordinary shares – $0.0001 par value	937	—	937
Additional paid-in-capital	5,351,344	6,321,420	11,672,764
Accumulated deficit	(352,446)	(6,321,705)	(6,674,151)
Total shareholders’ equity	5,000,005	—	5,000,005
Total liabilities and shareholders’ equity	$376,272,470	—	$376,272,470
	As of October 9, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$351,797,538	$—	$351,797,538
Liabilities and shareholders’ equity
Total current liabilities	$327,799	$—	$327,799
Deferred underwriting commissions	12,250,000	—	12,250,000
Derivative warrant liabilities	—	21,616,670	21,616,670
Total liabilities	12,577,799	21,616,670	34,194,469
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	334,219,730	(21,616,670)	312,603,060
Shareholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	158	216	374
Class B ordinary shares – $0.0001 par value	1,006	—	1,006
Additional paid-in-capital	5,038,954	806,726	5,845,680
Accumulated deficit	(40,109)	(806,942)	(847,051)
Total shareholders’ equity	5,000,009	—	5,000,009
Total liabilities and shareholders’ equity	$351,797,538	—	$351,797,538

Condensed Income Statement [Table Text Block]
	Period From July 29, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(360,420)	$—	$(360,420)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(5,458,920)	(5,458,920)
Financing cost – derivative warrant liabilities		(862,785)	(862,785)
Net gain from cash equivalents held in Trust Account	7,974	—	7,974
Total other (expense) income	7,974	(6,321,705)	(6,313,731)
Net loss	$(352,446)	$(6,321,705)	$(6,674,151)
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted	35,001,205	(2,169,862)	32,831,343
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$—	—	$—
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted	9,819,148	1,183,561	11,002,709
Basic and diluted net loss per share, non-redeemable ordinary shares	$(0.04)	$(0.57)	$(0.61)

Condensed Cash Flow Statement [Table Text Block]
	Period From July 29, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(352,446)	$(6,321,705)	$(6,674,151)
Adjustment to reconcile net loss to net cash used in operating activities	(373,404)	5,458,920	5,085,516
Net cash used in operating activities	(725,850)	—	(725,850)
Net cash used in investing activities	(375,000,000)	—	(375,000,000)
Net cash provided by financing activities	376,547,181	—	376,547,181
Net change in cash	$821,331	$—	$821,331